TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Jan. 01, 2016	Dec. 31, 2015
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 35,114		SFr 40,625
Total assets of SPE	47,665		56,118
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	43,897		54,164
Total assets of SPE	43,897		55,833
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	20,070		21,653
Impact of ASU 2015-2 implementation included in the principal amount outstanding from transfers of assets prior to January 1, 2016		SFr 3,208
Total assets of SPE	SFr 34,466		SFr 22,787
Impact of ASU 2015-2 implementation included in total assets of SPE from transfers of assets prior to January 1, 2016		SFr 16,625